Lease Liabilities (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Top of range [member]
Lease Liabilities [Line Items]
Lease terms	5 years	5 years
Borrowing interest rate	6.25%	10.40%
Bottom of range [member]
Lease Liabilities [Line Items]
Lease terms	2 years
Borrowing interest rate	4.54%	6.25%